Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 01, 2017 shares	Jul. 23, 2014 shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of awards vested expenses recognized			¥ 28,858	$ 4,424	¥ 47,284	¥ 24,561
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			38,585	5,913	53,338	0
Fair value of awards vested expenses recognized			28,858	$ 4,424	¥ 47,284	¥ 24,561
Unrecognized share-based compensation expense			¥ 27,934				$ 4,281
Unrecognized share-based compensation expense estimated weighted-average period			1 year 9 months 29 days	1 year 9 months 29 days
Weighted average grant-date fair value per share, granted | (per share)			¥ 18.97	$ 2.91	¥ 50.18	¥ 45.72
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant-date fair value per share, granted | (per share)			¥ 20.41	$ 3.13	¥ 45.09	¥ 54.69
Unrecognized share-based compensation cost			¥ 1,169				$ 179
2014 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period		4 years
Common shares reserved for issuance		5,500,000
Share available for grant			1,911				1,911
2014 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period		10 years
2017 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period	4 years
Common shares reserved for issuance	6,015,137
Share available for grant			1,805,529				1,805,529
2017 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period	10 years
2014 and 2017 Plans
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period						10 years
2014 and 2017 Plans | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period						4 years
2014 and 2017 Plans | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period						1 year